ADAMS DIVERSIFIED EQUITY FUND, INC.
Schedule of Investments

September 30, 2019
(unaudited)
	Shares	Value (a)
Common Stocks — 99.4%
Communication Services — 8.1%
Alphabet Inc. Class A (b)	27,400	$33,459,236
Alphabet Inc. Class C (b)	11,197	13,649,143
AT&T Inc.	853,282	32,288,191
Comcast Corporation Class A	668,200	30,122,456
Facebook, Inc. Class A (b)	91,100	16,223,088
Netflix, Inc. (b)	15,000	4,014,300
Verizon Communications Inc.	86,800	5,239,248
Walt Disney Company	140,100	18,257,832
		153,253,494
Consumer Discretionary — 9.8%
Amazon.com, Inc. (b)	41,300	71,693,083
Chipotle Mexican Grill, Inc. (b)	21,600	18,154,152
Consumer Discretionary Select Sector SPDR Fund	85,600	10,331,920
Dollar General Corporation	103,337	16,424,383
Lowe's Companies, Inc.	152,800	16,801,888
Marriott International, Inc. Class A	121,100	15,061,207
NIKE, Inc. Class B	238,000	22,352,960
Tractor Supply Company	159,000	14,379,960
		185,199,553
Consumer Staples — 7.6%
Coca-Cola Company	533,200	29,027,408
Costco Wholesale Corporation	63,600	18,323,796
Mondelez International, Inc. Class A	313,900	17,364,948
PepsiCo, Inc.	118,700	16,273,770
Philip Morris International Inc.	197,000	14,958,210
Procter & Gamble Company	115,350	14,347,233
Unilever plc Sponsored ADR	193,400	11,623,340
Walmart Inc.	188,400	22,359,312
		144,278,017
Energy — 5.0%
Adams Natural Resources Fund, Inc. (c)(g)	2,186,774	34,616,632
BP plc Sponsored ADR	80,800	3,069,592
Cheniere Energy, Inc. (b)	134,300	8,468,958
Chevron Corporation	74,800	8,871,280
Diamondback Energy, Inc.	74,200	6,671,322
EOG Resources, Inc.	87,200	6,471,984
Exxon Mobil Corporation	188,700	13,324,107
Total S.A. Sponsored ADR	60,800	3,161,600
Valero Energy Corporation	111,900	9,538,355
		94,193,830

Schedule of Investments (continued)

September 30, 2019
(unaudited)
	Shares	Value (a)
Financials — 13.5%
American Express Company	238,500	$28,209,780
Bank of America Corp.	1,482,400	43,241,608
Berkshire Hathaway Inc. Class B (b)	60,900	12,668,418
Fifth Third Bancorp	606,100	16,595,018
Intercontinental Exchange, Inc.	226,700	20,917,609
JPMorgan Chase & Co.	338,500	39,838,065
MetLife, Inc.	522,600	24,645,816
T. Rowe Price Group	167,400	19,125,450
Travelers Companies, Inc.	134,400	19,983,936
U.S. Bancorp	483,000	26,729,220
Wells Fargo & Company	55,300	2,789,332
		254,744,252
Health Care — 13.4%
Abbott Laboratories	365,000	30,539,550
Agilent Technologies, Inc.	242,400	18,575,112
Edwards Lifesciences Corporation (b)	122,900	27,026,939
Health Care Select Sector SPDR Fund	72,400	6,525,412
Johnson & Johnson	304,800	39,435,024
Medtronic plc	222,700	24,189,674
Merck & Co., Inc.	408,700	34,404,366
Pfizer Inc.	211,940	7,615,004
Thermo Fisher Scientific Inc.	93,800	27,321,126
UnitedHealth Group Incorporated	90,700	19,710,924
Zoetis Inc. Class A	139,600	17,392,764
		252,735,895
Industrials — 9.3%
Boeing Company	38,600	14,686,142
Cintas Corporation	31,000	8,311,100
Delta Air Lines, Inc.	216,200	12,453,120
General Electric Company	153,622	1,373,381
Honeywell International Inc.	203,000	34,347,600
Industrial Select Sector SPDR Fund	311,400	24,173,982
Kansas City Southern	109,400	14,551,294
Masco Corporation	338,700	14,117,016
Republic Services, Inc.	223,200	19,317,960
Union Pacific Corporation	148,300	24,021,634
United Rentals, Inc.	68,200	8,500,448
		175,853,677

Schedule of Investments (continued)

September 30, 2019
(unaudited)
	Shares	Value (a)
Information Technology — 23.9%
Accenture plc Class A	131,300	$25,255,555
Adobe Inc. (b)	110,100	30,415,125
Apple Inc.	292,300	65,466,431
Broadcom Inc.	64,800	17,889,336
Cisco Systems, Inc.	428,500	21,172,185
Fidelity National Information Services, Inc.	152,200	20,206,072
Lam Research Corporation	55,100	12,734,161
Mastercard Incorporated Class A	139,100	37,775,387
Microsoft Corporation	754,800	104,939,844
Oracle Corporation	122,200	6,724,666
Palo Alto Networks, Inc. (b)	71,400	14,553,462
salesforce.com, inc. (b)	139,800	20,751,912
Texas Instruments Incorporated	164,100	21,208,284
Visa Inc. Class A	301,400	51,843,814
		450,936,234
Materials — 2.3%
Air Products and Chemicals, Inc.	50,300	11,159,558
Ball Corporation	103,000	7,499,430
Celanese Corporation	67,100	8,205,659
DuPont de Nemours, Inc.	57,400	4,093,194
Sherwin-Williams Company	21,500	11,822,205
		42,780,046
Real Estate — 2.7%
American Tower Corporation	77,600	17,159,688
AvalonBay Communities, Inc.	70,300	15,137,699
Prologis, Inc.	219,600	18,714,312
		51,011,699
S&P 500 Index — 0.4%
SPDR S&P 500 ETF Trust	28,600	8,487,622

Utilities — 3.4%
Ameren Corporation	174,700	13,984,735
FirstEnergy Corp.	282,400	13,620,152
NextEra Energy, Inc.	90,300	21,038,997
WEC Energy Group Inc.	156,100	14,845,110
		63,488,994
Total Common Stocks
(Cost $1,225,569,916)		1,876,963,313

Schedule of Investments (continued)

September 30, 2019
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(g)
(Cost $150,000)		$466,000
Short-Term Investments — 0.6%
Money Market Funds — 0.6%
Fidelity Investments Money Market Funds - Prime Money Market Portfolio (Institutional Class), 1.99% (e)	9,897,670	9,900,639
Northern Institutional Treasury Portfolio, 1.93% (e)	1,239,303	1,239,303
Total Short-Term Investments
(Cost $11,139,502)		11,139,942
Total — 100.0%
(Cost $1,236,859,418)		1,888,569,255
Other Assets Less Liabilities — 0.0%		(63,231)
Net Assets — 100.0%		$1,888,506,024

Schedule of Investments (continued)

September 30, 2019
(unaudited)
Total Return Swap Agreements — 0.1%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Intel Corporation (199,200 shares)	6/17/2020	$9,101,269	$1,127,771	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Technology Select Sector SPDR Fund (120,500 shares)	6/17/2020	(9,076,831)	—	(627,588)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Amphenol Corporation Class A (106,600 shares)	9/16/2020	9,126,570	1,155,363	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	iShares Russell 1000 ETF (57,700 shares)	9/16/2020	(9,116,623)	—	(399,324)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Intuit Inc. (35,700 shares)	10/29/2020	9,359,498	133,935	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Technology Select Sector SPDR Fund (119,100 shares)	10/29/2020	(9,463,424)	—	(127,330)

Gross unrealized gain (loss) on open total return swap agreements					$2,417,069	$(1,154,242)
Net unrealized gain on open total return swap agreements (f)					$1,262,827
(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
Counterparty for all open total return swap agreements is Morgan Stanley. At September 30, 2019, $800,000 in cash collateral was held by the Fund.
(g)
During the nine months ended September 30, 2019, investments in affiliates were as follows:
Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value September 30, 2019
Adams Funds Advisers, LLC (controlled)	n/a	$-	$-	$(101,000)	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	-	656,032	2,755,335	34,616,632
Total		$-	$656,032	$2,654,335	$35,082,632

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.